ProShares Metaverse ETF Investment Risks - ProShares Metaverse ETF	May 30, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Metaverse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Metaverse Companies Risk — The Metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Companies in Metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. These companies may be significantly affected by service disruptions caused by hardware or software failures and by cybersecurity attacks. They may also be impacted by privacy concerns and laws, evolving internet regulation and other foreign or domestic regulations that may limit or otherwise affect their operations. There is no guarantee that the products or services produced by companies in Metaverse-related businesses will be successful.
Unrelated Business Lines Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not metaverse-related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its metaverse-related business line, it may negatively affect the performance of the company, the Index and the Fund.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2025, the Index had a significant portion of its value in issuers in the communication services and information technology industry groups.
Communication Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
Information Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.